Pension and Other Employee Benefits - Summary of Investment in PDRs of MediaQuest (Detail) - PHP (₱) ₱ in Millions				1 Months Ended	12 Months Ended
	May 30, 2015	Jan. 25, 2013	May 08, 2012	Feb. 28, 2018	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
ePLDT's economic interest	70.00%			100.00%
Amount				₱ 1,664	₱ 19,151	₱ 18,981
Satventures PDRs
Disclosure of fair value of plan assets [line items]
ePLDT's economic interest		40.00%
Amount		₱ 3,600
Cignal TV PDRs
Disclosure of fair value of plan assets [line items]
ePLDT's economic interest			40.00%		36.00%	100.00%
Amount			₱ 6,000
Hastings PDRs
Disclosure of fair value of plan assets [line items]
ePLDT's economic interest	70.00%				36.00%	100.00%
Amount	₱ 3,250